UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Barry M.  Kitt
Address    4965 Preston Park Blvd., Suite 240
           Plano, TX 75093


Form 13F File Number:    028-12801

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Barry M. Kitt
Title
Phone

Signature, Place, and Date of Signing:

     /s/ Barry M. Kitt     Plano, TX     November 14, 2011

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      21
Form 13F Information Table Value Total:      $56,454   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 Sponsored ADR    013904305      549   194000 sh  call sole                   194000      0        0
Citigroup Inc.                 Common New       172967424     2562   100000 sh  call sole                   100000      0        0
Comstock Mng. Inc.             Common           205750102      996   498102 sh       sole                   498102      0        0
Examworks Group Inc            Common           30066A105     5418   532222 sh       sole                   532222      0        0
Feihe Intl. Inc.               Common           31429Y103      262    48500 sh       sole                    48500      0        0
Heckmann Corp.                 Common           422680108     3772   713000 sh  call sole                   713000      0        0
Intergroup Corp.               Common           458685104     1724    75000 sh       sole                    75000      0        0
ISHARES SILVER TRUST           ISHARES          46428Q109     2891   100000 sh  call sole                   100000      0        0
Kit Digital Inc                Common New       482470200      991   117928 sh       sole                   117928      0        0
Kit Digital Inc                Common New       482470200     5040   600000 sh  call sole                   600000      0        0
OCZ TECHNOLOGY GROUP INC.      Common           67086E303      407    83993 sh       sole                    83993      0        0
OCZ TECHNOLOGY GROUP INC.      Common           67086E303     2425   500000 sh  call sole                   500000      0        0
Overland Storage Inc.          Common New       690310206     1912   790000 sh       sole                   790000      0        0
Parkervision Inc.              Common           701354102     1309  1462343 sh       sole                  1462343      0        0
POWERSHARES QQQ TRUST          Unit Ser 1       73935A104    13123   250000 sh  put  sole                   250000      0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      944   100000 sh  call sole                   100000      0        0
Star Scientific Inc.           Common           85517P101        2     1000 sh       sole                     1000      0        0
Star Scientific Inc.           Common           85517P101      231   100000 sh  call sole                   100000      0        0
Tesla Mtrs. Inc.               Common           88160R101     3666   150300 sh  put  sole                   150300      0        0
Unitek Global Svcs Inc.        Common Par $.000 91324T302     3040   612884 sh       sole                   612884      0        0
WAL MART STORES INC            Common           931142103     5190   100000 sh  call sole                   100000      0        0